AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2007
                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 61                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                             [ ]
                              AMENDMENT NO. 63                              [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                   John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         One Oxford Centre                           1701 Market Street
         Pittsburgh, Pennsylvania 15219-6401Philadelphia, PA 19103-2921

    It is proposed that this filing become effective (check appropriate box):

              [ ] Immediately upon filing pursuant to paragraph (b)
              [X] On October 26, 2007 pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)
              [ ] On [date] pursuant to paragraph (a)(1)
              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] On [date] pursuant to paragraph (a) of Rule 485.

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


Post-Effective Amendment No. 59 ("PEA No. 59") to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund II (the "Trust") was filed with the Commission on June 15, 2007 (Accession No. 0001135428-07-000217) pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (the "Securities Act"). Post-Effective Amendment No. 60 was filed with the Commission on August 27, 2007 (Accession No. 0001135428-07-000303) pursuant to paragraph (b)(1)(iii)
of Rule 485 under the Securities Act solely for the purpose of delaying, until September 28, 2007, the effectiveness of PEA No. 59. This Post-Effective Amendment No. 61 ("PEA No. 61") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 26, 2007, the effectiveness of PEA No. 59. Because no other changes are intended to be made to PEA No. 59 filing by means of this PEA No. 61, Parts A, B and C of PEA No. 59 are incorporated herein by reference.





                               PART A - PROSPECTUS

The Prospectus for Class A and Class C Shares of the MutualHedge Equity Long-Short Legends Fund, the MutualHedge Event Driven Legends Fund, the MutualHedge Quantitative Trading Legends Fund and the Prospectus for Institutional Class Shares of the MutualHedge Institutional Global Arbitrage Fund and the MutualHedge Institutional Multi-Strategy Fund, each a series of the Trust (collectively, the "Funds"), are incorporated herein by reference to Part A of PEA No. 59.


                  PART B - STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information for Class A, Class C and Institutional Class Shares of the Funds is incorporated by reference to Part B of PEA No. 59.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 59.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 61 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of September, 2007.

                                             THE ADVISORS' INNER CIRCLE FUND II

                                             By:  /s/ James F. Volk
                                             ----------------------------------
                                             James F. Volk, President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.
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

             *                                       Trustee                                     September 27, 2007
------------------------------------
William M. Doran

              *                                      Trustee                                     September 27, 2007
------------------------------------
Robert A. Nesher

              *                                      Trustee                                     September 27, 2007
------------------------------------
James M. Storey

           *                                         Trustee                                     September 27, 2007
------------------------------------
George J. Sullivan, Jr.

           *                                         Trustee                                     September 27, 2007
------------------------------------
Betty L. Krikorian

           *                                         Trustee                                     September 27, 2007
------------------------------------
Charles E. Carlbom

           *                                         Trustee                                     September 27, 2007
------------------------------------
Mitchell A. Johnson

/s/ James F. Volk                                    President                                   September 27, 2007
------------------------------------
James F. Volk

           *                                         Controller &                                September 27, 2007
------------------------------------                 Chief Financial Officer
Michael Lawson

By:      /s/ James F. Volk
         ------------------
         James F. Volk
         Attorney-in-Fact,  pursuant to the powers of attorney  incorporated herein by reference to Post-Effective
         Amendment No. 58 of the Registrant's Registration Statement on Form N-1A (File No. 033-50718), filed with the SEC on May 31, 2007.
